Loans (Tables)	12 Months Ended
Dec. 31, 2023
Loans [Abstract]
Schedule of Loans
	December 31,	December 31,
	2023	2022
Convertible loan February 2022	-	4,898,377
Loans with warrants	-	871,420
Short-term loan from related party	-	100,000
	-	5,869,797

Schedule of Convertible Loan Agreement	Convertible loan agreements
	December 31,	December 31,
	2023	2022
As of January 1	4,898,377	-
Gross proceeds at disbursement date	2,500,000	5,000,000
Embedded derivative, separated	(435,023)	(449,898)
Transaction costs allocated to host	-	(10,236)
Carrying amount at initial recognition	6,963,354	4,539,866
Repayment in cash	(285,562)	-
Converted principal amount	(7,214,438)	-
Accrued interest	-	447,945
Amortization	536,646	358,511
Total	-	5,346,322
Accrued interest balance of December 31	-	447,945
Convertible loan balance of December 31	-	4,898,377